Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Revenue by Segment and Asset
Revenue by segment and asset

	2025	2024	2023
	US$M	US$M	US$M
Escondida	13,177	10,013	8,847
Pampa Norte	2,726	2,375	2,491
Copper South Australia 1	4,655	4,085	2,806
Third-party products	1,845	2,021	1,863
Other	127	72	20

Total Copper 2	22,530	18,566	16,027

Western Australia Iron Ore	22,767	27,805	24,678
Third-party products	28	25	21
Other	124	122	113

Total Iron Ore	22,919	27,952	24,812

BHP Mitsubishi Alliance 3	3,422	5,873	7,652
New South Wales Energy Coal	1,624	1,793	3,306
Other	–	–	–

Total Coal 4	5,046	7,666	10,958

Group and unallocated items 5	767	1,474	2,020
Inter-segment adjustment	–	–	–

Total revenue	51,262	55,658	53,817

1	Includes Olympic Dam as well as Prominent Hill and Carrapateena since acquisition on 2 May 2023.

2
Total Copper revenue includes: copper US$19,400 million (2024: US$16,107 million; 2023: US$14,226 million) and other US$3,130 million (2024: US$2,459 million; 2023: US$1,801 million). Other consists of gold, uranium, silver, zinc and molybdenum.

3	Includes Blackwater and Daunia revenue until their divestment on 2 April 2024.

4	Total Coal revenue includes: steelmaking coal US$3,394 million (2024: US$5,793 million; 2023: US$7,430 million) and energy coal US$1,652 million (2024: US$1,873 million; 2023: US$3,528 million).

5
Group and unallocated items revenue includes: Western Australia Nickel, which transitioned into temporary suspension in December 2024, of US$758 million (2024: US$1,473 million; 2023: US$2,009 million) and other revenue US$9 million (2024: US$1 million; 2023: US$11 million).